Basis of measurement - Capital management (Details)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Basis of measurement
Borrowings	R$ 1,454,039,000	R$ 1,247,652,000
Cash and cash equivalents	(358,434,000)	(423,266,000)	R$ (271,607,000)	R$ (118,918,000)
Net debt	1,095,605,000	824,386,000
Equity	1,816,497,000	1,356,797,000	R$ 447,088,000	R$ 337,918,000
Total capital	R$ 2,912,102,000	R$ 2,181,183,000
Leverage ratio	0.376	0.378